Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Dividend Value Fund

(the “Fund”)

Supplement dated October 8, 2024, to the Summary Prospectus and the Prospectus of the Fund, each dated October 1, 2024, as

supplemented to date

Effective December 31, 2024, the references to Peter Vanderlee, CFA in the Fund’s Summary Prospectuses and Prospectus are removed.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Dividend Value Fund

(the “Fund”)

Supplement dated October 8, 2024, to the Statement of Additional

Information (“SAI”) of the Fund, dated October 1, 2024, as supplemented to date

Effective December 31, 2024, the references to Peter Vanderlee, CFA in the Fund’s SAI are removed.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.